Derivative Instruments (Schedule Of Fair Value Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 2,736,323	$ 1,040,625
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,714,325	1,362,668
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	971,559	392,983
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	218,404	(132,128)
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(186,905)	564,508
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(52,200)	21,360
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	362,701	(325,106)
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(20,342)	288,037
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	421,108	553,014
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,021,998	(322,043)
Long Positions [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,033,473	2,230,316
Long Positions [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,284,870)	(3,065,242)
Long Positions [Member] | Futures Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,563,207	1,883,301
Long Positions [Member] | Futures Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,111,296)	(1,822,717)
Long Positions [Member] | Grains [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	282	275
Long Positions [Member] | Grains [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(132,403)
Long Positions [Member] | Interest Rates [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	665,891	1,143,514
Long Positions [Member] | Interest Rates [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(852,032)	(458,390)
Long Positions [Member] | Livestock [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		1,280
Long Positions [Member] | Livestock [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(15,460)
Long Positions [Member] | Metals [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	279,706	8,401
Long Positions [Member] | Metals [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(33,950)	(958,460)
Long Positions [Member] | Softs [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	75,246	3,120
Long Positions [Member] | Softs [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(47,977)	(390)
Long Positions [Member] | Stock Indices [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	542,082	726,711
Long Positions [Member] | Stock Indices [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(177,337)	(257,614)
Long Positions [Member] | Forward Currency Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	470,266	347,015
Long Positions [Member] | Forward Currency Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,173,574)	(1,242,525)
Short Positions [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,434,434	2,847,725
Short Positions [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,446,714)	(972,174)
Short Positions [Member] | Futures Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,975,043	1,500,183
Short Positions [Member] | Futures Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(712,629)	(198,099)
Short Positions [Member] | Energies [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,252,818	409,768
Short Positions [Member] | Energies [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(281,259)	(16,785)
Short Positions [Member] | Grains [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	225,035
Short Positions [Member] | Grains [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(6,913)
Short Positions [Member] | Interest Rates [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(764)	(120,616)
Short Positions [Member] | Livestock [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		35,540
Short Positions [Member] | Livestock [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(52,200)
Short Positions [Member] | Metals [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	419,632	645,172
Short Positions [Member] | Metals [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(302,687)	(20,219)
Short Positions [Member] | Softs [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	100	294,048
Short Positions [Member] | Softs [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(47,711)	(8,741)
Short Positions [Member] | Stock Indices [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	77,458	115,655
Short Positions [Member] | Stock Indices [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(21,095)	(31,738)
Short Positions [Member] | Forward Currency Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,459,391	1,347,542
Short Positions [Member] | Forward Currency Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (734,085)	$ (774,075)